Pensions	12 Months Ended
Dec. 31, 2021
Pensions
Pensions

5 Pensions

NatWest Group operates two types of pension scheme: defined benefit and defined contribution. The defined contribution schemes invest contributions in a choice of funds and the accumulated contributions and investment returns are used by the employee to provide benefits on retirement, there is no legal or constructive obligation for NatWest Group to pay any further contributions or benefits. The defined benefit schemes provide pensions in retirement based on employees’ pensionable salary and service.

NatWest Group’s balance sheet includes any defined benefit pension scheme surplus or deficit as a retirement benefit asset or liability reported in other assets and other liabilities. The surplus or deficit is the difference between the liabilities to be paid from the defined benefit scheme, and the assets held by the scheme to meet these liabilities. The liabilities are calculated by external actuaries using a number of financial and demographic assumptions.

For some NatWest Group defined benefit schemes where there is a net defined benefit surplus which means any surplus in excess of present value of any economic benefits, the application of accounting standards means we don’t recognise that surplus on the balance sheet as the trustees may have control over the use of the surplus.

For accounting policy information see Accounting policies note 4.

Defined contribution schemes

NatWest Group sponsors several defined contribution schemes in different territories, which new employees are entitled to join. NatWest Group pays specific contributions into individual investment funds on employees’ behalf. Once those contributions are paid, there is no further liability on the NatWest Group balance sheet relating to the defined contribution scheme.

Defined benefit schemes

NatWest Group sponsors a number of pension schemes in the UK and overseas, including the Main section of the NatWest Group Pension Fund (the “Main section”) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants for over ten years, although current members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by NatWest Group.

The Main section corporate trustee is NatWest Pension Trustee Limited (the Trustee), a wholly owned subsidiary of NWB Plc, Principal Employer of the Main section. The Board of the Trustee comprises four member trustee directors selected from eligible active staff, deferred and pensioner members who apply and six appointed by NatWest Group. Under UK legislation, a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to NatWest Group’s other defined benefit pension schemes.

Investment strategy

The assets of the Main section, which is typical of other group schemes, represent 90% of all plan assets at 31 December 2021 (2020 - 90%) and are invested as shown below.

The Main section employs both physical and derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation, and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation. In particular, movements in interest rate and inflation are substantially hedged by the Trustee.

Major classes of plan assets as a percentage of	2021			2020
total plan assets of the Main section	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	3.7	4.7	8.4	3.9	4.6	8.5
Index linked bonds	46.7	—	46.7	49.4	—	49.4
Government bonds	9.8	—	9.8	6.2	—	6.2
Corporate and other bonds	10.7	4.4	15.1	11.8	5.0	16.8
Real estate	—	4.4	4.4	—	4.2	4.2
Derivatives	—	8.8	8.8	—	10.0	10.0
Cash and other assets	—	6.8	6.8	—	4.9	4.9
	70.9	29.1	100.0	71.3	28.7	100.0

5 Pensions continued

The Main section’s holdings of derivative instruments are summarised in the table below:

	2021			2020
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	20	1,408	796	18	1,390	1,716
Interest rate swaps	172	8,385	4,421	68	11,197	6,215
Currency forwards	12	61	98	11	334	38
Equity and bond call options	—	1	—	1	169	1
Equity and bond put options	—	1	3	3	1	19
Other	1	9	10	2	63	17

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparties, including NWB Plc.

At 31 December 2021, the gross notional value of the swaps was £192 billion (2020 - £88 billion) and had a net positive fair value of £4,573 million (2020 - £4,706 million) against which the counterparties had posted approximately 95% collateral.

The schemes do not invest directly in NatWest Group but can have exposure to NatWest Group. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in NatWest Group do not exceed the regulatory limit of 5% of plan assets.

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	(assets)/	value of	benefit	minimum	(assets)/
	plan assets	obligation	funding	liability	plan assets	obligation	funding	liability
Changes in value of net pension (assets)/liability	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	46,555	39,669	6,886	—	51,925	44,115	7,315	(495)
Currency translation and other adjustments	—	4	—	4	92	71	—	(21)
Income statement	936	954	141	159	1,037	1,103	149	215
Statement of comprehensive income	5,486	5,130	426	70	6,027	5,704	319	(4)
Contributions by employer	233	—	—	(233)	296	—	—	(296)
Contributions by plan participants and other scheme members	9	9	—	—	14	14	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(2)	(3)	—	(1)
Benefits paid	(1,896)	(1,896)	—	—	(2,140)	(2,140)	—	—
At 1 January 2021	51,323	43,870	7,453	—	57,249	48,864	7,783	(602)
Currency translation and other adjustments	—	—	—	—	(129)	(116)	(3)	10
Income statement
Net interest expense	713	603	105	(5)	795	676	109	(10)
Current service cost	—	158	—	158	—	213	—	213
Past service cost	—	6	—	6	—	12	—	12
	713	767	105	159	795	901	109	215

Statement of comprehensive income
Return on plan assets excluding recognised interest income	841	—	—	(841)	872	—	—	(872)
Experience gains and losses	—	(241)	—	(241)	—	(236)	—	(236)
Effect of changes in actuarial financial assumptions	—	(1,165)	—	(1,165)	—	(1,204)	—	(1,204)
Effect of changes in actuarial demographic assumptions	—	350	—	350	—	379	—	379
Asset ceiling adjustments	—	—	2,443	2,443	—	—	2,602	2,602
	841	(1,056)	2,443	546	872	(1,061)	2,602	669
Contributions by employer	705	—	—	(705)	780	—	—	(780)
Contributions by plan participants and other scheme members	8	8	—	—	13	13	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	—	—	—	—
Benefits paid	(1,569)	(1,569)	—	—	(1,793)	(1,793)	—	—
At 31 December 2021	52,021	42,020	10,001	—	57,787	46,808	10,491	(488)

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)	NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.
(3)	NatWest Group expects to make contributions to the Main section of £714 million in 2022. Following the £500 million contribution in March 2021, additional contributions of up to £500 million will be paid to the Main section in 2022, should NatWest Group make further distributions in 2022. This leaves one remaining payment of up to £500 million to be paid to the Main Section after 2022, in line with the ring-fencing agreement with the Trustee. Such contributions do not constitute a minimum funding requirement as the obligation to pay only arises on the payment of a distribution to shareholders.

5 Pensions continued

	All schemes
	2021	2020
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	57,787	57,249
Present value of fund liabilities	46,808	48,864
Funded status	10,979	8,385
Assets ceiling/minimun funding	10,491	7,783
	488	602

	2021	2020
Net pension assets/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 18)	602	723
Net liabilities of schemes in deflicit (included in Other liabilities, Note 21)	(114)	(121)
	488	602

The income statement charge comprises(1):

	2021	2020
	£m	£m
Continuing operations	196	195
Discontinued operations	19	20

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

Funding and contributions by NatWest Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and to determine future contribution requirements. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where NatWest Group sponsors defined benefit pension schemes.

A full triennial funding valuation of the Main section, effective 31 December 2020, was completed during the year.

This triennial funding valuation determined the funding level to be 104%, pension liabilities to be £49 billion and the surplus to be £2 billion, all assessed on the agreed funding basis. The average cost of the future service of current members is 49% of salary before contributions from those members. In addition, the sponsor has agreed to meet administrative expenses. Following the ring-fencing agreement with the Trustee reached in 2018, additional contributions of up to £500 million p.a. are payable to the Main section should the Group make distributions to shareholders of an equal amount. These contributions are capped at £1.5 billion in total; £500 million was made in 2021 (2020 – Nil).

The key assumptions used to determine the funding liabilities were the discount rate, which is determined based on fixed interest swap and gilt yields plus 0.64% per annum, and mortality assumptions, which result in life expectancies of 27.7/29.4 years for males/females who are currently age 60 and 28.9/30.7 years from age 60 for males/females who are currently aged 40.

The 2020 triennial valuation of the Group Pension Fund included an allowance for the estimated impact of guaranteed minimum pension equalisation, which is reflected in the IAS 19 valuation at 31 December 2021. As such, no explicit allowance is required in the IAS 19 figures (2020: £169 million).

Accounting Assumptions

Placing a value on NatWest Group’s defined benefit pension schemes’ liabilities requires NatWest Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

5 Pensions continued

The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions
	2021	2020
	%	%
Discount rate	1.8	1.4
Inflation assumption (RPI)	3.3	2.9
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.7	3.0
Rate of increase in pensions in payment	2.5	2.7
Lump sum conversion rate at retirement	18	20
Longevity at age 60:	years	years
Current pensioners
Males	27.3	27.1
Females	29.0	29.0
Future pensioners, currently aged 40
Males	28.2	28.3
Females	30.1	30.4

Discount rate

The IAS 19 valuation uses a single discount rate set by reference to the yield on a basket of ‘high quality’ sterling corporate bonds.

Significant judgment is required when setting the criteria for bonds to be included in the basket of bonds that is used to determine the discount rate used in the IAS 19 valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgment is also required in determining the shape of the yield curve at long durations; a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

The weighted average duration of the Main section's defined benefit obligation at 31 December 2021 is 20 years (2020 - 22 years). The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2020.

The larger outflow in the first three years represents the expected level of transfers out to 31 December 2023.

5 Pensions continued

The table below shows how the net pension asset of the Main section would change if the key assumptions used were changed independently. In practice the variables have a degree of correlation and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2021	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,917)	(1,926)	(991)
0.25% increase in inflation	1,883	1,329	554
0.25% increase in credit spreads	(3)	(1,926)	1,923
Longevity increase of one year	—	1,790	(1,790)
0.25% additional rate of increase in pensions in payment	—	1,485	(1,485)
Increase in equity values of 10% (1)	442	—	442
2020
0.25% increase in interest rates/discount rate	(2,585)	(2,384)	(201)
0.25% increase in inflation	2,204	1,603	601
0.25% increase in credit spreads	(6)	(2,384)	2,378
Longevity increase of one year	—	1,930	(1,930)
0.25% additional rate of increase in pensions in payment	—	1,608	(1,608)
Increase in equity values of 10% (1)	454	—	454

(1)	Includes both quoted and private equity.

The funded status is most sensitive to movements in credit spreads and longevity. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2021		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	6.9	5.3	3.8	2.3	0.8
	No change	3.6	1.8	—	(1.8)	(3.6)
	-50 bps	(0.3)	(2.4)	(4.5)	(6.6)	(8.7)

2020
Change in credit spreads	+50 bps	7.8	6.1	4.5	2.9	1.3
	No change	3.9	1.9	—	(1.9)	(3.9)
	-50 bps	(0.6)	(2.8)	(5.1)	(7.4)	(9.7)

The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2021	2020
Membership category	%	%
Active members	10.7	14.2
Deferred members	47.6	50.9
Pensioners and dependants	41.7	34.9
	100.0	100.0

The experience history of NatWest Group schemes is shown below:

	Main section					All schemes
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	52,021	51,323	46,555	43,806	44,652	57,787	57,249	51,925	48,752	49,746
Present value of plan obligations	42,020	43,870	39,669	35,466	37,937	46,808	48,864	44,115	39,607	42,378
Net surplus/(deficit)	10,001	7,453	6,886	8,340	6,715	10,979	8,385	7,810	9,145	7,368

Experience gains/(losses) on plan liabilities	241	427	275	(122)	(107)	237	455	279	(81)	(93)
Experience gains/(losses) on plan assets	841	5,486	3,021	(1,891)	1,580	872	6,027	3,556	(2,090)	1,728
Actual return on plan assets	1,554	6,422	4,266	(768)	2,735	1,667	7,064	4,930	(848)	3,013
Actual return on plan assets %	3.0%	13.8%	9.7%	(1.7)%	6.2%	2.9%	13.6%	10.1%	(1.7)%	6.1%